Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Profit for the period	€ 56.0	€ 49.3
Other comprehensive income:
Actuarial gains on defined benefit pension plans	28.1	24.2
Taxation charge on measurement of defined benefit pension plans	(7.5)	(7.0)
Items not reclassified to the Statement of Profit or Loss	20.6	17.2
(Loss)/gain on investment in foreign subsidiary, net of hedge	(2.3)	6.5
Effective portion of changes in fair value of cash flow hedges and cost of hedging*	20.9	(1.6)
Taxation charge relating to components of other comprehensive income	(4.2)	(3.2)
Items that may be subsequently reclassified to the Statement of Profit or Loss	14.4	1.7
Other comprehensive income for the period, net of tax	35.0	18.9
Total comprehensive income for the period	€ 91.0	€ 68.2